MERRILL LYNCH
                                                    LOW DURATION
                                                    FUND

                                   STRATEGIC
                                             Performance

                                                    Semi-Annual Report

                                                    December 31, 2000

                         MERRILL LYNCH LOW DURATION FUND

Officers and Directors

Robert L. Burch III, Director
John A. G. Gavin, Director
Joe Grills, Director
Nigel Hurst-Brown, Director
Madeleine A. Kleiner, Director
Richard R. West, Director
Nancy D. Celick, President
Donald C. Burke, Vice President and Treasurer
Anna Marie S. Lopez, Assistant Treasurer and Assistant Secretary
Turner Swan, Secretary
Gracie Fermelia, Vice President and Assistant Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                              Merrill Lynch Low Duration Fund, December 31, 2000

DEAR SHAREHOLDER

We are pleased to present you with this first semi-annual report of Merrill Lynch Low Duration Fund. The Fund seeks to maximize total return consistent with capital preservation. The Fund invests all of its assets in the Low Duration Master Portfolio of the Fund Asset Management Master Trust. The Portfolio has the same objective as the Fund. All investments will be made at the Master Trust level. As a result, the Fund's investment results will correspond directly to the investment results of the Portfolio. In this and future reports to shareholders, we will review the investment environment, provide information about the Fund's performance, discuss our investment strategies and highlight some of the Fund's holdings.

Investment Review

After expanding at more than a 5% annualized pace during the first half of 2000, gross domestic product (GDP) growth slowed markedly during the last six months of the year. This slowdown engineered by the Federal Reserve Board was welcomed by the bond market with falling interest rates and improved absolute performance. US Treasury rates declined dramatically, with 30-year Treasury issues ending the year yielding 5.5%, 102 basis points (1.02%) less than where they began the year. Being more sensitive to future Federal Reserve Board policy, the five-year Treasury yield decreased by 137 basis points during 2000. Meanwhile, as the Federal Reserve Board was actually raising overnight rates, shorter-term yields increased, with the three-month Treasury yield ending the year at 5.9%, 57 basis points higher than a year earlier. The yield curve began 2000 in its "normal" shape, that is, upwardly sloping. This normal shape typically compensates longer-maturity bondholders with higher yields for the greater inflation risk that they assume. Early in the year, the curve began to invert and short-to-intermediate yields actually rose above longer-term interest rates. By the end of the year, the yield curve was only partially inverted, with short-term interest rates remaining above intermediate-term and long-term interest rates--a manifestation of the expectation for declining future short-term interest rates.

Several factors shaped this environment and acted to slow the economy during the fiscal year. First, monetary policy as enacted by the Federal Reserve Board was key. From June 1999 through June 2000, the Federal Reserve Board raised interest rates on six separate occasions by 175 total basis points in order to engineer a slowdown to a more sustainable growth rate. With annualized growth of more than 8% in the fourth quarter of 1999, it became clear to us that the Federal Reserve Board's tightening policy was warranted. Monetary policy operates with a lag, so the effects of this tighter policy have just recently begun to impact the real economy.

Other factors were also important in slowing the economy. Volatility in equity markets, as the Internet bubble burst and corporate earnings slowed, caused consumers and businesses to lose confidence, slowing consumption and investment. Strong growth led to a sub-4% unemployment rate and it became more difficult to add quality workers and continue to increase production. Strong growth also led to an imbalance of energy supply and demand, with oil, natural gas and electricity price increases creating national headlines since mid-year. These factors had a significant affect on the economy, just as the Federal Reserve Board's prior tightening was beginning to take hold. During the last several years, much went right for the US economy and equity markets. Signs quickly began to emerge that all was beginning to unravel as a majority of economic indicators rapidly turned down in the fourth quarter. Economists began discussing a "hard landing" and a recessionary environment and began to call on the Federal Reserve Board to lower interest rates.

Throughout the year, inflation remained benign with the noted exception of energy price spikes. The largest year-over-year increases in the consumer price index and producer price index registered at 3.8% and 4.5%, respectively, during the last half of the year. When food and energy prices are removed, the maximum year-over-year increases registered in the consumer price index and producer price index in 2000 were 2.6% and 1.5%, respectively. Although the threat of inflation is always an issue for the bond market, actual inflation clearly has not been a problem. This is important since the Federal Reserve Board would be extremely hesitant to stimulate the economy by lowering interest rates if current inflation were present.

Although this environment strongly benefited Treasury and agency securities during 2000, other sectors of the bond market did not fare quite as well. The outperformance of government-backed securities has been a persistent trend since the beginning of the year when the US Treasury announced that it would use the surplus to buy back Treasury securities. Indeed, normally, an environment including positive economic and earnings growth, a vigilant central bank and benign inflation would lead to the outperformance of "spread," or non-Treasury, sectors. The most surprising aspect of bond market behavior in 2000 was the significant underperformance of spread sectors given the historically positive environment. Much of this occurred prior to any signs of the economy actually slowing. During 2000, corporate securities underperformed. In general, lower-quality bonds fared the worst. Many below-investment-grade bonds posted negative total returns for the year as the negative price effects of spread widening more than offset their initial yield advantage. Asset-backed securities and mortgage-backed securities also underperformed as investors became more concerned with the quality of the underlying collateral and began to worry about call risk by year end. Commercial mortgage-backed securities were one bright spot, outperforming based upon strong fundamentals and attractive valuations.

Since inception (October 6, 2000) through December 31, 2000, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +1.76%, +1.50%, +1.39% and +1.69%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. (Complete performance information can be found on pages 3 and 4 of this report to shareholders.) Absolute performance for the Fund increased as the economy slowed and the bond market rallied. More interest rate risk (or duration) and more exposure to intermediate issues would have aided the Fund's performance further as interest rates were falling. However, an overweight of three-year-five-year maturities strongly benefited relative returns and offset the negative impact of duration. In terms of sector strategies, a general overweight of non-Treasury securities detracted from relative returns. Positions in investment-grade and below investment-grade securities detracted from relative performance. Even small positions in below investment-grade securities had a considerable effect on returns as compared to the unmanaged Merrill Lynch 1-3 Year U.S. Treasury Note Index since they underperformed by such a significant margin. Finally, our overweighting of commercial mortgage-backed securities aided returns as performance continued to be strong for these securities.

In Conclusion

We appreciate your support of Merrill Lynch Low Duration Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Nancy D. Celick

Nancy D. Celick
President


/s/ John Queen

John Queen
Portfolio Manager


/s/ Michael Sanchez

Michael Sanchez
Portfolio Manager

February 9, 2001


                                  Pages 2 & 3

                              Merrill Lynch Low Duration Fund, December 31, 2000

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 3% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.65% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.65% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 3% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Portfolio's investment adviser pays annual operating expenses of the Fund's Class A, Class B, Class C, and Class D Shares in excess of .58%, 1.48%, 1.48% and .83%, respectively, of the average net assets of each Class. Were the investment adviser not to pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                      Since Inception        Standardized
As of December 31, 2000                                  Total Return        30-Day Yield
===========================================================================================
ML Low Duration Fund Class A Shares*                        +1.76%                6.89%
-------------------------------------------------------------------------------------------
ML Low Duration Fund Class B Shares*                         +1.50                6.20
-------------------------------------------------------------------------------------------
ML Low Duration Fund Class C Shares*                         +1.39                6.17
-------------------------------------------------------------------------------------------
ML Low Duration Fund Class D Shares*                         +1.69                6.64
-------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year U.S. Treasury Note Index**            +2.09                  --
===========================================================================================

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 10/06/00.
** This unmanaged Index is comprised of Treasury securities with maturities of one to three years. Since inception total return is from 10/06/00.

Aggregate Total Return

                                              % Return Without    % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
Inception (10/06/00)
through 12/31/00                                    +1.76%            -1.29%
--------------------------------------------------------------------------------
 *    Maximum sales charge is 3%.
**    Assuming maximum sales charge.

                                                  % Return           % Return
                                                 Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
Inception (10/06/00)
through 12/31/00                                    +1.50%            -2.50%
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                  % Return           % Return
                                                 Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
Inception (10/06/00)
through 12/31/00                                    +1.39%            +0.39%
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                              % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class D Shares*
================================================================================
Inception (10/06/00)
through 12/31/00                                    +1.69%            -1.36%
--------------------------------------------------------------------------------
 *    Maximum sales charge is 3%.
**    Assuming maximum sales charge.


                                  Pages 4 & 5

                              Merrill Lynch Low Duration Fund, December 31, 2000

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
LOW DURATION
FUND          As of December 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
Assets:       Investment in Low Duration Master Portfolio, at value (identified cost--$950,295)....                    $ 950,744
              Other assets.........................................................................                       13,750
                                                                                                                       ---------
              Total assets.........................................................................                      964,494
                                                                                                                       ---------
--------------------------------------------------------------------------------------------------------------------------------
Liabilities:  Payables:
                 Administrator.....................................................................   $  6,373
                 Distributor.......................................................................        323
                 Dividends to shareholders.........................................................         80             6,776
                                                                                                      --------
              Accrued expenses and other liabilities...............................................                       57,521
                                                                                                                       ---------
              Total liabilities ...................................................................                       64,297
                                                                                                                       ---------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:   Net assets...........................................................................                    $ 900,197
                                                                                                                       =========
--------------------------------------------------------------------------------------------------------------------------------
Net Assets    Class A Shares of Common Stock, $.01 par value, 100,000,000 shares authorized........                        $ 127
Consist of:   Class B Shares of Common Stock, $.01 par value, 200,000,000 shares authorized........                          729
              Class C Shares of Common Stock, $.01 par value, 100,000,000 shares authorized........                        7,970
              Class D Shares of Common Stock, $.01 par value, 100,000,000 shares authorized........                          127
              Paid-in capital in excess of par.....................................................                      890,395
              Undistributed investment income--net.................................................                          602
              Accumulated realized capital losses on investments from the Portfolio--net...........                         (202)
              Unrealized appreciation on investments from the Portfolio--net.......................                          449
                                                                                                                       ---------
              Net assets...........................................................................                    $ 900,197
                                                                                                                       =========
--------------------------------------------------------------------------------------------------------------------------------
Net Asset     Class A--Based on net assets of $12,824 and 1,273 shares outstanding.................                    $   10.07
Value:                                                                                                                 =========
              Class B--Based on net assets of $73,352 and 7,288 shares outstanding.................                    $   10.06
                                                                                                                       =========
              Class C--Based on net assets of $801,209 and 79,696 shares outstanding...............                    $   10.05
                                                                                                                       =========
              Class D--Based on net assets of $12,812 and 1,272 shares outstanding.................                    $   10.07
                                                                                                                       =========
--------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
LOW DURATION
FUND          For the Period October 6, 2000+ to December 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
Investment    Investment income allocated from the Portfolio......................................                     $   3,728
Income:       Expenses allocated from the Portfolio...............................................                          (147)
                                                                                                                       ---------
              Net investment income from the Portfolio............................................                         3,581
                                                                                                                       ---------
--------------------------------------------------------------------------------------------------------------------------------
Expenses:     Registration fees...................................................................    $ 20,081
              Printing and shareholder reports....................................................      13,790
              Offering costs......................................................................       9,201
              Accounting services.................................................................         425
              Account maintenance and distribution fees--Class C..................................         279
              Administration fee..................................................................         126
              Account maintenance and distribution fees--Class B..................................         120
              Transfer agent fees--Class B........................................................         117
              Transfer agent fees--Class C........................................................          68
              Transfer agent fees--Class A........................................................          33
              Transfer agent fees--Class D........................................................          33
              Account maintenance fee--Class D....................................................           8
              Other...............................................................................          22
                                                                                                      --------
              Total expenses before reimbursement.................................................      44,303
              Reimbursement of expenses...........................................................     (43,752)
                                                                                                      --------
              Total expenses after reimbursement..................................................                           551
                                                                                                                       ---------
              Investment income--net..............................................................                         3,030
                                                                                                                       ---------
--------------------------------------------------------------------------------------------------------------------------------
Realized &    Realized loss on investments from the Portfolio--net................................                          (202)
Unrealized    Unrealized appreciation on investments from the Portfolio--net......................                           449
Gain (Loss)                                                                                                            ---------
from the      Net Increase in Net Assets Resulting from Operations................................                     $   3,277
Portfolio--                                                                                                            =========
Net:
--------------------------------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                                  Pages 6 & 7

                              Merrill Lynch Low Duration Fund, December 31, 2000

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                         For the Period
MERRILL LYNCH                                                                                             Oct. 6, 2000+
LOW DURATION                                                                                                to Dec. 31,
FUND                  Increase (Decrease) in Net Assets:                                                        2000
----------------------------------------------------------------------------------------------------------------------
Operations:           Investment income--net..............................................................   $   3,030
                      Realized loss on investments from the Portfolio--net................................        (202)
                      Unrealized appreciation on investments from the Portfolio--net......................         449
                                                                                                             ---------
                      Net increase in net assets resulting from operations................................       3,277
                                                                                                             ---------
----------------------------------------------------------------------------------------------------------------------
Dividends to          Investment income--net:
Shareholders:            Class A..........................................................................        (131)
                         Class B..........................................................................        (645)
                         Class C..........................................................................      (1,528)
                         Class D..........................................................................        (124)
                                                                                                             ---------
                      Net decrease in net assets resulting from dividends to shareholders.................      (2,428)
                                                                                                             ---------
----------------------------------------------------------------------------------------------------------------------
Capital Share         Net increase in net assets derived from capital share transactions..................     849,348
Transactions:                                                                                                ---------
----------------------------------------------------------------------------------------------------------------------
Net Assets:           Total increase in net assets........................................................     850,197
                      Beginning of period.................................................................      50,000
                                                                                                             ---------
                      End of period*......................................................................   $ 900,197
                                                                                                             =========
----------------------------------------------------------------------------------------------------------------------
                    * Undistributed investment income--net................................................       $ 602
                                                                                                             =========
----------------------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                    The following per share data and ratios have been derived
MERRILL LYNCH       from information provided in the financial statements.      For the Period October 6, 2000+ to December 31, 2000
LOW DURATION                                                                    ----------------------------------------------------
FUND                Increase (Decrease) in Net Asset Value:                        Class A     Class B     Class C      Class D
------------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period .......................   $ 10.00     $ 10.00     $ 10.00      $ 10.00
Operating                                                                          -------     -------     -------      -------
Performance:        Investment income--net .....................................       .16         .11         .09          .16
                    Realized and unrealized gain on investments from
                       the Portfolio--net ......................................       .01         .04         .05          .01
                                                                                   -------     -------     -------      -------
                    Total from investment operations ...........................       .17         .15         .14          .17
                                                                                   -------     -------     -------      -------
                    Less dividends from investment income--net .................      (.10)       (.09)       (.09)        (.10)
                                                                                   -------     -------     -------      -------
                    Net asset value, end of period .............................   $ 10.07     $ 10.06     $ 10.05      $ 10.07
                                                                                   =======     =======     =======      =======
------------------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share .........................     1.76%@      1.50%@      1.39%@       1.69%@
Return:**                                                                          =======     =======     =======      =======
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses, net of reimbursement++ ...........................      .58%*      1.48%*      1.48%*        .83%*
Net Assets:                                                                        =======     =======     =======      =======
                    Expenses++ .................................................    87.69%*     88.59%*     88.59%*      87.95%*
                                                                                   =======     =======     =======      =======
                    Investment income--net .....................................     6.84%*      5.94%*      5.94%*       6.59%*
                                                                                   =======     =======     =======      =======
------------------------------------------------------------------------------------------------------------------------------------
Supplemental Data:  Net assets, end of period (in thousands) ...................   $    13     $    73     $   801      $    13
                                                                                   =======     =======     =======      =======
------------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                                  Pages 8 & 9

                              Merrill Lynch Low Duration Fund, December 31, 2000

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH LOW DURATION FUND

1. Significant Accounting Policies:

Merrill Lynch Low Duration Fund (the "Fund") is a fund of Merrill Lynch Investment Managers Funds, Inc. (the "Company"). The Company is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which is organized as a Maryland Corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Low Duration Master Portfolio (the "Portfolio") of Fund Asset Management Master Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at December 31, 2000 was .3%. Prior to commencement of operations on October 6, 2000, the Fund had no operations other than those relating to organizational matters and the issuance of 5,000 capital shares of the Fund on September 22, 2000 to Fund Asset Management, L.P. ("FAM") for $50,000. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares and the additional incremental on transfer agency costs resulting from the deferred sales charge arrangements. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's income consists of the Fund's pro rata share of the realized and unrealized gains and losses, and net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administrative Services Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Incorporated ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. FAM has contractually agreed to pay all annual operating expenses of Class A, Class B, Class C and Class D Shares in excess of .58%, 1.48%, 1.48% and .83%, respectively, as applied to the daily net assets of each class through June 30, 2001. For the period October 6, 2000 to December 31, 2000, FAM reimbursed the Fund for $43,752 of additional expenses.

The Fund has also entered into a Distribution Agreement and Distributions Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is an indirect, wholly-owned subsidiary of Merrill Lynch Group, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account       Distribution
                                                 Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class B ..............................                 .25%           .65%
Class C ..............................                 .25%           .65%
Class D ..............................                 .25%            --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM.

Certain officers and/or directors of the Company are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the period October 6, 2000 to December 31, 2000 were $947,454 and $538, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $849,348 for the period October 6, 2000 to December 31, 2000.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Period October 6,                                Dollar
2000+ to December 31, 2000                             Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................              14         $    143
Shares issued to shareholders in
reinvestment of dividends ....................              13              131
                                                      --------         --------
Total issued .................................              27              274
Shares redeemed ..............................              (4)             (42)
                                                      --------         --------
Net increase .................................              23         $    232
                                                      ========         ========
-------------------------------------------------------------------------------
+ Prior to October 6, 2000 (commencement of operations), the Fund issued 1,250 shares to FAM for $12,500.

-------------------------------------------------------------------------------
Class B Shares for the Period October 6,                                Dollar
2000+ to December 31, 2000                             Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................           6,027         $ 60,395
Shares issued to shareholders in
reinvestment of dividends ....................              11              111
                                                      --------         --------
Net increase .................................           6,038         $ 60,506
                                                      ========         ========
-------------------------------------------------------------------------------
+ Prior to October 6, 2000 (commencement of operations), the Fund issued 1,250 shares to FAM for $12,500.

-------------------------------------------------------------------------------
Class C Shares for the Period October 6,                                Dollar
2000+ to December 31, 2000                             Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................            78,294         $786,858
Shares issued to shareholders in
reinvestment of dividends ..................               152            1,527
                                                      --------         --------
Net increase ...............................            78,446         $788,385
                                                      ========         ========
-------------------------------------------------------------------------------
+ Prior to October 6, 2000 (commencement of operations), the Fund issued 1,250 shares to FAM for $12,500.

-------------------------------------------------------------------------------
Class D Shares for the Period October 6,                                Dollar
2000+ to December 31, 2000                             Shares           Amount
-------------------------------------------------------------------------------
Shares sold ....................................            10             $101
Shares issued to shareholders in
reinvestment of dividends ......................            12              124
                                                      --------         --------
Net increase ...................................            22             $225
                                                      ========         ========
-------------------------------------------------------------------------------
+ Prior to October 6, 2000 (commencement of operations), the Fund issued 1,250 shares to FAM for $12,500.


                                 Pages 10 & 11

                              Merrill Lynch Low Duration Fund, December 31, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                     Low Duration Master Portfolio
                     ==============================================================================================================
                                                  Face
                     Industries                  Amount                    Investments                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS &    Banks--1.0%              $ 3,385,000    Sovereign Bancorp, 6.625% due 3/15/2001                   $  3,370,126
NOTES--40.0%         --------------------------------------------------------------------------------------------------------------
                     Building--1.1%             3,500,000    Centex Corporation, 7.31% due 8/14/2001 (a)                  3,501,155
                     --------------------------------------------------------------------------------------------------------------
                     Consulting Services--0.9%               Comdisco Inc.:
                                                1,060,000        6.65% due 11/13/2001                                       972,550
                                                2,360,000        5.95% due 4/30/2002                                      1,817,200
                                                                                                                       ------------
                                                                                                                          2,789,750
                     --------------------------------------------------------------------------------------------------------------
                     Electric--                 7,300,000    Scana Corporation, 7.254% due 2/08/2002 (a)(c)               7,305,606
                     Integrated--2.3%
                     --------------------------------------------------------------------------------------------------------------
                     Electronic                 1,500,000    Pioneer Standard Electronics, 8.50% due 8/01/2006            1,453,123
                     Components--1.7%           4,000,000    Reliant Energy--Mid Atlantic, 9.237% due 7/02/2017 (c)        4,167,751
                                                                                                                       ------------
                                                                                                                          5,620,874
                     --------------------------------------------------------------------------------------------------------------
                     Eurobanks--9.9%            7,250,000    Credit Industriel et Commercial (CIC),
                                                                 7.236% due 6/18/2049 (a)                                 6,856,470
                                                9,250,000    ForeningsSparrbanken AB, 7.298% due 12/18/2049 (a)           9,245,282
                                                6,680,000    Nordbanken North America Inc., 7.36% due 10/27/2049 (a)      6,663,046
                                                5,620,000    Okobank, 7.078% due 9/29/2049 (a)                            5,567,790
                                                4,000,000    Robert Fleming Capital Ltd., 7.384% due 5/07/2006 (a)        3,995,560
                                                                                                                       ------------
                                                                                                                         32,328,148
                     --------------------------------------------------------------------------------------------------------------
                     Financial Services--11.3%  5,000,000    CIT Group Inc., 7.625% due 8/16/2005 (b)                     5,084,350
                                                             Countrywide Home Loans, Inc. (a):
                                                3,250,000        7.098% due 1/21/2003                                     3,240,217
                                                3,550,000        7.083% due 3/16/2005                                     3,498,738
                                                5,000,000    Ford Motor Credit Co., 6.70% due 7/16/2004                   4,997,150
                                               10,350,000    GS Escrow Corp., 7.759% due 8/01/2003 (a)(b)                 9,883,142
                                                4,459,500    Pemex Finance Ltd., 5.72% due 11/15/2003                     4,413,478
                                                5,500,000    Textron Financial Corporation,
                                                                 7.071% due 9/17/2002 (a)(b)                              5,504,763
                                                                                                                       ------------
                                                                                                                         36,621,838
                     --------------------------------------------------------------------------------------------------------------
                     Manufacturing--0.5%        1,725,000    Bombardier Capital Ltd., 6% due 1/15/2002 (c)                1,707,508
                     --------------------------------------------------------------------------------------------------------------
                     Oil--Integrated--3.7%      1,800,000    Ashland Inc., 7.278% due 3/07/2003 (a)                       1,795,842
                                                4,600,000    LG Caltex Oil Corp., 7.70% due 10/29/2001 (a)                4,608,878
                                                2,425,000    Pennzoil-Quaker State, 8.65% due 12/01/2002                  2,434,312
                                                3,325,000    YPF Sociedad Anonima, 7.25% due 3/15/2003                    3,261,359
                                                                                                                       ------------
                                                                                                                         12,100,391
                     --------------------------------------------------------------------------------------------------------------
                     Pipelines--0.3%            1,100,000    Mapco Inc., 8.70% due 5/15/2002                              1,134,056
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate Investment     1,200,000    Avalon Properties, 7.375% due 9/15/2002                      1,221,264
                     Trust--0.8%                1,450,000    EOP Operating LP, 7.375% due 11/15/2003                      1,473,475
                                                                                                                       ------------
                                                                                                                          2,694,739
                     --------------------------------------------------------------------------------------------------------------
                     Retail--1.1%               6,433,000    Great Atlantic & Pacific Tea Company,
                                                                 7.70% due 1/15/2004                                      3,731,140
                     --------------------------------------------------------------------------------------------------------------
                     Steel--0.7%                2,300,000    Pohang Iron & Steel, 7.50% due 8/01/2002                     2,303,841
                     --------------------------------------------------------------------------------------------------------------
                     Telecommunications--       3,040,000    Sprint Spectrum L.P., 11% due 8/15/2006                      3,275,083
                     3.1%                       4,750,000    Telefonica de Argentina, 11.875% due 11/01/2004              4,845,000
                                                2,100,000    US West Communications, 7.20% due 11/01/2004                 2,135,469
                                                                                                                       ------------
                                                                                                                         10,255,552
                     --------------------------------------------------------------------------------------------------------------
                     Telephone--0.5%            1,700,000    KPN NV, 8% due 10/01/2010 (c)                                1,589,714
                     --------------------------------------------------------------------------------------------------------------
                     Trucking & Leasing--1.1%   3,650,000    Amerco, 8.80% due 2/04/2005                                  3,580,515
                     --------------------------------------------------------------------------------------------------------------
                                                             Total Corporate Bonds & Notes (Cost--$133,723,907)         130,634,953
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY    Collateralized Mortgage                 Fannie Mae:
MORTGAGE-BACKED      Obligations--0.8%              3,154        1988-26 C, 7.50% due 7/25/2018                               3,141
SECURITIES***--                                    57,937        1991-153 N, 7.50% due 2/25/2007                             57,715
15.8%                                               1,828        1992-138 O, 7.50% due 7/25/2022                              1,824
                                                  406,833        1993-45 SB, 7.586% due 4/25/2023 (a)                       394,681
                                                  869,827        1993-6 S, 6.283% due 1/25/2008 (a)                         872,532
                                                   30,000        1994-60 D, 7% due 4/25/2024                                 30,111
                                                  698,376        1997-59 SU, 6.268% due 9/25/2023 (a)                       687,814
                                                             Freddie Mac:
                                                   46,672        1336 H, 7.75% due 1/15/2021                                 46,668
                                                  512,496        1564 SB, 10.422% due 8/15/2008 (a)                         521,324
                                                   71,000        1617 D, 6.50% due 11/15/2023                                69,119
                                                                                                                       ------------
                                                                                                                          2,684,929
                     --------------------------------------------------------------------------------------------------------------
                     Pass-Through               3,966,389    FHLMC, C43641, 6.50% due 8/01/2030                           3,917,243
                     Securities--14.8%          2,000,000    Fannie Mae, 7.50% (d)                                        2,029,360
                                               22,275,000    Freddie Mac, 6.50% (d)                                      22,275,000
                                               16,100,000    Freddie Mac, 7.50% (d)                                      16,346,491
                                                3,850,000    Government National Mortgage Association, 7% (d)             3,866,824
                                                                                                                       ------------
                                                                                                                         48,434,918
                     --------------------------------------------------------------------------------------------------------------
                     Stripped Mortgage-                      Fannie Mae:
                     Backed Securities--0.2%       84,397        1993-72J, 6.50% due 12/25/2006** (a)                         2,902
                                                  517,217        1994-53E, 0% due 11/25/2023                                487,351
                                                  501,483        1998-48CI, 6.50% due 8/25/2028** (a)                        80,449
                                                                                                                       ------------
                                                                                                                            570,702
                     --------------------------------------------------------------------------------------------------------------
                                                             Total Government Agency Mortgage-Backed Securities
                                                                 (Cost--$51,056,953)                                     51,690,549
-----------------------------------------------------------------------------------------------------------------------------------

                                 Pages 12 & 13

                              Merrill Lynch Low Duration Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                     Low Duration Master Portfolio (continued)
                     ==============================================================================================================
                                                  Face
                     Industries                  Amount                    Investments                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY           Asset-Backed             $ 2,500,000    ABSC Long Beach Home Equity Loan Trust, 2000-LB1 AF4,
MORTGAGE-BACKED      Securities--26.5%                           7.825% due 3/21/2028                                  $  2,590,345
SECURITIES***--                                   933,607    ACC Automobile Receivables Trust, 1997-C A,
36.6%                                                            6.40% due 3/17/2004 (c)                                    934,640
                                                3,600,000    Aames Mortgage Trust, 2000-1 A-4F, 7.76% due 1/25/2029       3,647,812
                                                3,455,800    Asset Backed Funding Certificates, 1999-1 A2F,
                                                                 7.641% due 10/25/2030                                    3,517,106
                                                3,060,763    Banc of America Commercial Mortgage Inc., 2000-1 A1A
                                                                 7.109% due 11/15/2008                                    3,176,686
                                                2,256,088    CFS Smart, 1997-5-A1, 7.72% due 6/15/2005 (c)(e)               631,705
                                                4,750,000    COMM, 2000-FLA2 A, 6.84% due 1/15/2003 (a)(c)                4,747,280
                                                  512,337    CPS Auto Trust, 1998-1 A, 6% due 8/15/2003                     511,102
                                                2,207,896    CityScape Home Equity Loan Trust, 1996-4 A10,
                                                                 7.40% due 9/25/2027 (c)                                  2,163,738
                                                  599,993    Commercial Mortgage Acceptance Corporation, 1996-C2 A2,
                                                                 6.716% due 9/15/2023 (a)(c)                                600,203
                                                2,636,805    Countrywide Asset-Backed Certificates, 2000-1 AV1,
                                                                 7.248% due 3/25/2031 (a)                                 2,619,572
                                                  869,378    Countrywide Home Equity Loan Trust, 1999-A,
                                                                 7.03% due 4/15/2025 (a)                                    870,995
                                                4,103,092    Credit-Based Asset Servicing and Securitization,
                                                                 2000-CB2 A1A, 7.058% due 9/25/2029 (a)                   4,118,766
                                                5,014,954    Duck Auto Grantor Trust, 2000-B A,
                                                                 7.26% due 5/15/2005 (c)                                  5,075,290
                                                5,000,000    First Plus Home Loan Trust, 1998-4 A4,
                                                                 6.32% due 3/10/2017                                      4,994,650
                                                3,632,234    First Union-Lehman Brothers Commercial Mortgage,
                                                                 1997-C1 A1, 7.15% due 2/18/2004                          3,705,513
                                                3,028,359    Fund America Investors Trust I, 1998-NMC1 M1,
                                                                 7.088% due 6/25/2028 (a)                                 3,029,414
                                                2,691,984    GREAT, 1998-A-A1144A, 7.45% due 9/15/2007 (c)(e)               753,756
                                                             Green Tree Recreational, Equipment & Consumer Trust:
                                                2,250,000        1996-B, 7.70% due 7/15/2018                              2,196,496
                                                2,730,753        1996-C A1, 6.95% due 10/15/2017 (a)                      2,734,418
                                                1,948,016    Nationslink Funding Corporation, 1999-SL A1V,
                                                                 7.076% due 4/10/2007 (a)                                 1,947,584
                                                             Nomura Asset Securities Corporation:
                                                  938,945        1995-MD3 A1A, 8.17% due 3/04/2020                          949,335
                                                2,750,000        1995-MD3 A1B, 8.15% due 3/04/2020                        2,927,901
                                               12,738,992    Nomura Depository Trust, 1998-ST1 A3,
                                                                 7.26% due 1/15/2003 (a)(c)                              12,613,592
                                                4,133,470    Residential Asset Securities Corporation, 2000-KS4 AII,
                                                                 6.878% due 9/25/2031 (a)                                 4,131,060
                                                             Resolution Trust Corporation:
                                                6,500,324        1994-C1 E, 8% due 6/25/2026                              6,202,713
                                                1,761,696        1994-C1 F, 8% due 6/25/2026                              1,667,651
                                                3,446,438        1994-C2 G, 8% due 4/25/2025                              3,374,491
                                                                                                                       ------------
                                                                                                                         86,433,814
                     --------------------------------------------------------------------------------------------------------------
                     Collateralized             5,200,859    Bank of America Mortgage Securities, 2000-2 A2,
                     Mortgage                                    7.50% due 4/25/2030                                      5,210,637
                     Obligations--8.8%            534,817    Blackrock Capital Finance L.P., 1997-R2 AP,
                                                                 13.247% due 12/25/2035 (a)(c)                              541,503
                                                2,901,947    Chase Mortgage Finance Corporation, 1998-S4 A3,
                                                                 6.55% due 8/25/2028                                      2,897,275
                                                3,516,712    Citicorp Mortgage Securities, Inc., 1994-4 A6,
                                                                 6% due 2/25/2009                                         3,479,682
                                                    4,000    Countrywide Funding Corp., 1994-17 A9,
                                                                 8% due 7/25/2024                                             4,115
                                                  774,736    Equicon Home Equity Loan Trust, 1994-2 A7,
                                                                 7.175% due 11/18/2025 (a)                                  779,439
                                                  175,004    Housing Securities Inc., 1994-2 B1,
                                                                 6.50% due 7/25/2009 (c)                                    132,429
                                                4,081,040    Medallion Trust, 2000-1G A1, 7.032% due 7/12/2031 (a)        4,085,529
                                                1,886,354    Ocwen Residential MBS Corporation, 1998-R2 AP,
                                                                 7.55% due 11/25/2034 (a)(c)                              1,799,110
                                                4,820,291    PNC Mortgage Securities Corp., 1997-3 1A5,
                                                                 7% due 5/25/2027                                         4,819,279
                                                  237,613    Prudential Home Mortgage Securities, 1993-36 A10,
                                                                 7.25% due 10/25/2023                                       237,359
                                                   46,510    Residential Funding Mortgage Securities Inc.,
                                                                 1993-S9 A8, 5.979% due 2/25/2008 (a)                        44,530
                                                  813,254    Salomon Brothers Mortgage Securities VII, 1998-NC3 A2,
                                                                 6.41% due 8/25/2028                                        809,651
                                                1,297,669    Saxon Asset Securities Trust, 1996-1A1,
                                                                 7.38% due 2/25/2024                                      1,297,663
                                                             Structured Mortgage Asset Residential Trust:
                                                   43,718        1991-1H, 8.25% due 6/25/2022                                43,654
                                                   67,460        1992-3A A, 8% due 10/25/2007                                68,842
                                                   34,880        1993-5A AA, 6.575% due 6/25/2024 (a)                        34,745
                                                  546,621    Walsh Acceptance, 1997-2A, 7.625% due 3/01/2027 (a)(c)         550,248
                                                1,900,000    Washington Mutual, 2000-1 B1, 10.648% due 1/25/2040 (a)      1,898,219
                                                                                                                       ------------
                                                                                                                         28,733,909
                     --------------------------------------------------------------------------------------------------------------
                     Pass-Through                 192,937    Citicorp Mortgage Securities, Inc., 1989-8 A1,
                     Securities--0.1%                            10.50% due 6/25/2019                                       204,500
                     --------------------------------------------------------------------------------------------------------------
                     Stripped Mortgage-        51,691,155    Asset Securitization Corporation, 1997-D5, ACS1,
                     Backed Securities--1.2%                     2.091% due 2/14/2041 (a)**                               1,415,325
                                               13,206,332    CS First Boston Mortgage Securities Corp., 1995-WF1 AX,
                                                                 1.338% due 12/21/2027 (a)(c)**                             382,059
                                               24,750,000    Saxon Asset Securities Trust, 2000-2 AIO,
                                                                 6% due 7/25/2030**                                       2,128,886
                                                                                                                       ------------
                                                                                                                          3,926,270
                     --------------------------------------------------------------------------------------------------------------
                                                             Total Non-Agency Mortgage-Backed Securities
                                                                 (Cost--$122,919,483)                                   119,298,493
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shares
                                                    Held
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED                                           1,500    Home Ownership Funding 2                                     1,188,000
STOCK--0.4%          --------------------------------------------------------------------------------------------------------------
                                                             Total Preferred Stock (Cost--$1,500,000)                     1,188,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Face
                                                  Amount
-----------------------------------------------------------------------------------------------------------------------------------
US TREASURY          US Government            $15,250,000    US Treasury Inflation Index Notes,
OBLIGATIONS--10.7%   Obligations--10.7%                          4.25% due 1/15/2010 (b)                                 16,387,416
                                                             US Treasury Notes (b):
                                               13,300,000        5.25% due 5/15/2004                                     13,345,752
                                                4,750,000        7.25% due 5/15/2004                                      5,053,573
                     --------------------------------------------------------------------------------------------------------------
                                                             Total US Treasury Obligations (Cost--$34,041,990)           34,786,741
-----------------------------------------------------------------------------------------------------------------------------------

                                 Pages 14 & 15

                              Merrill Lynch Low Duration Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                     Low Duration Master Portfolio (concluded)
                     ==============================================================================================================
                                                  Face
                     Industries                  Amount                    Investments                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM           Commercial Paper*--      $ 2,085,000    Air Products and Chemicals, Inc.,
INVESTMENTS--6.7%    6.7%                                        6.70% due 1/02/2001 (b)                               $  2,085,000
                                               11,500,000    Compaq Computer Corporation, 7.65% due 1/08/2001 (b)        11,485,338
                                                8,300,000    Countrywide Home Loans, Inc., 6.62% due 1/02/2001 (b)        8,300,000
                     --------------------------------------------------------------------------------------------------------------
                                                             Total Short-Term Investments (Cost--$21,870,338)            21,870,338
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments (Cost--$365,112,671)--110.2%             359,469,074

                                                             Time Deposit--0.8%*****                                      2,461,337

                                                             Variation Margin on Financial Futures
                                                                 Contracts--0.0%****                                         16,406

                                                             Liabilities in Excess of Other Assets--(11.0%)             (35,859,036)
                                                                                                                       ------------
                                                             Net Assets--100.0%                                        $326,087,781
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------

 (a)  Floating rate note.
 (b) Security marked as segregated to cover TBA securities and collateralize open financial futures contracts. (c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
 (d) Represents a "to-be-announced" ("TBA") transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.
 (e) Security fair valued under procedures established by the Board of Trustees. Issuer in bankruptcy.
   * Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
  **  Represents the interest only portion of a mortgage-backed obligation.
 *** Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
**** Financial futures contracts purchased as of December 31, 2000 were as follows:

--------------------------------------------------------------------------------
Number of                                   Expiration
Contracts              Issue                   Date                  Value
--------------------------------------------------------------------------------
   150           US Treasury Bonds          March 2001            $30,473,438
--------------------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Contract Price--$30,490,707)                                     $30,473,438
                                                                  ===========
--------------------------------------------------------------------------------
***** Time deposit bears interest at 4.75% and matures on 1/02/2001.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

LOW DURATION
MASTER PORTFOLIO    As of December 31, 2000
-----------------------------------------------------------------------------------------------------------------------------
Assets:             Investments, at value (identified cost--$365,112,671)....................                    $359,469,074
                    Time deposit.............................................................                       2,461,337
                    Cash.....................................................................                           4,485
                    Receivables:
                       Contributions.........................................................   $ 8,083,444
                       Interest..............................................................     3,710,653
                       Paydowns..............................................................       187,197
                       Variation margin......................................................        16,406        11,997,700
                                                                                                -----------
                    Prepaid expenses and other assets........................................                          13,119
                                                                                                                 ------------
                    Total assets.............................................................                     373,945,715
                                                                                                                 ------------
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:        Payables:
                       Securities purchased..................................................    44,125,799
                       Withdrawals...........................................................     1,291,384
                       Investment adviser....................................................        54,302        45,471,485
                                                                                                -----------
                    Other liabilities........................................................                       2,386,449
                                                                                                                 ------------
                    Total liabilities........................................................                      47,857,934
                                                                                                                 ------------
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:         Net assets...............................................................                    $326,087,781
                                                                                                                 ============
-----------------------------------------------------------------------------------------------------------------------------
Net Assets          Partners' capital........................................................                    $331,748,647
Consist of:         Unrealized depreciation on investments--net..............................                      (5,660,866)
                                                                                                                 ------------
                    Net assets...............................................................                    $326,087,781
                                                                                                                 ============
-----------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


                                 Pages 16 & 17

                              Merrill Lynch Low Duration Fund, December 31, 2000

STATEMENT OF OPERATIONS

LOW DURATION
MASTER PORTFOLIO    For the Period October 6, 2000+ to December 31, 2000
-----------------------------------------------------------------------------------------------------------------------------
Investment          Interest and discount earned.............................................                    $  6,068,041
Income:                                                                                                          ------------
-----------------------------------------------------------------------------------------------------------------------------
Expenses:           Investment advisory fees.................................................   $   170,613
                    Accounting services......................................................        30,619
                    Custodian fees...........................................................        11,542
                    Trustees' fees and expenses..............................................         5,769
                    Professional fees........................................................         5,328
                    Offering costs...........................................................         1,649
                    Pricing fees.............................................................           706
                    Other   .................................................................         3,891
                                                                                                -----------
                    Total expenses...........................................................                         230,117
                                                                                                                 ------------
                    Investment income--net...................................................                       5,837,924
                                                                                                                 ------------
-----------------------------------------------------------------------------------------------------------------------------
Realized &          Realized gain from investments--net......................................                         438,887
Unrealized Gain     Unrealized depreciation on investments--net..............................                        (154,520)
(Loss) on                                                                                                        ------------
Investments--Net    Net Increase in Net Assets Resulting from Operations.....................                    $  6,122,291
                                                                                                                 ============
-----------------------------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                For the Period
LOW DURATION                                                                                                     Oct. 6, 2000+
MASTER PORTFOLIO      Increase in Net Assets:                                                                  to Dec. 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
Operations:           Investment income--net......................................................                 $  5,837,924
                      Realized gain on investments--net...........................................                      438,887
                      Unrealized depreciation on investments--net.................................                     (154,520)
                                                                                                                   ------------
                      Net increase in net assets resulting from operations........................                    6,122,291
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
Net Capital           Increase in net assets derived from net capital contributions...............                  319,915,390
Contributions:                                                                                                     ------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets:           Total increase in net assets................................................                  326,037,681
                      Beginning of period.........................................................                       50,100
                                                                                                                   ------------
                      End of period...............................................................                 $326,087,781
                                                                                                                   ============
-------------------------------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                                 Pages 18 & 19

                              Merrill Lynch Low Duration Fund, December 31, 2000

FINANCIAL HIGHLIGHTS

                                                                                                    For the Period
LOW DURATION          The following ratios have been derived from                                    Oct. 6, 2000+
MASTER PORTFOLIO      information provided in the financial statements.                            to Dec. 31, 2000
-------------------------------------------------------------------------------------------------------------------
Ratios to Average     Expenses  .....................................................                          .28%*
Net Assets:                                                                                               =========
                      Investment income--net.........................................                         7.18%*
                                                                                                          =========
-------------------------------------------------------------------------------------------------------------------
Supplemental          Net assets, end of period (in thousands).......................                     $ 326,088
Data:                                                                                                     =========
                      Portfolio turnover.............................................                        42.83%
                                                                                                          =========
-------------------------------------------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

LOW DURATION MASTER PORTFOLIO

1. Significant Accounting Policies:

Low Duration Master Portfolio (the "Portfolio") is a fund of Fund Asset Management Master Trust (the "Master Trust"). The Master Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Master Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio strategies to seek to increase or decrease the level of risk to which the Portfolio is exposed to more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


                                 Pages 20 & 21

                              Merrill Lynch Low Duration Fund, December 31, 2000

NOTES TO FINANCIAL STATEMENTS

LOW DURATION MASTER PORTFOLIO

(c) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master Trust has entered into an Investment Advisory Agreement for the Portfolio with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Port folio's net assets at the annual rate of 0.21%.

Accounting services were provided to the Portfolio by FAM.

Certain officers and/or trustees of the Master Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period October 6, 2000 to December 31, 2000 were $151,807,463 and $178,936,321, respectively.

Net realized gains for the period October 6, 2000 to December 31, 2000 and net unrealized losses as of December 31, 2000 were as follows:

-------------------------------------------------------------------------------
                                                 Realized           Unrealized
                                                   Gains              Losses
-------------------------------------------------------------------------------
Long-term investments ...............          $   438,884          $(5,643,597)
Short-term investments ..............                    3                   --
Financial futures contracts .........                   --              (17,269)
                                               -----------          -----------
Total investments ...................          $   438,887          $(5,660,866)
                                               ===========          ===========
-------------------------------------------------------------------------------

As of December 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $5,643,597, of which $3,644,866 related to appreciated securities and $9,288,463 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $365,112,671.

4. Short-Term Borrowings:

On December 1, 2000, the Portfolio, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Portfolio did not borrow under the facility during the period October 6, 2000 to December 31, 2000.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks to maximize total return, consistent with capital preservation. The Fund will seek to achieve its objective by investing all of its assets in Low Duration Master Portfolio of Fund Asset Management Master Trust, which has the same investment objective as the Fund.

The Portfolio may invest a portion of its assets in non-investment-grade debt securities, commonly referred to as high yield "junk" bonds, which may be subject to greater market fluctuations and risk of loss of income and principal than securities in higher rating categories. The Portfolio may also invest a portion of its assets in emerging markets and other foreign securities, which involve special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity, and the possibility of substantial volatility due to adverse political, economic or other developments.

Merrill Lynch Low
Duration Fund of
Merrill Lynch
Investment Managers
Funds, Inc.
725 South Figueroa Street, Suite 4000
Los Angeles, CA
90017-5400                                                       ML--3070--12/00

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